245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Hereford Street Trust (the trust): File Nos. 033-52577 and 811-07139 Fidelity Government Money Market Fund Fidelity Money Market Fund Fidelity Treasury Only Money Market Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust